IMPAIRMENT OF ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Aug. 03, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment recognized	$ 5,804,000	$ 6,936,000
Reversal of impairment recognized	1,255,000	0
Impairment loss due to changes in assumptions	0	0
Individual assets or cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment recognized	0	0
Reversal of impairment recognized	$ 0	$ 0
Polyair
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Percentage of voting equity interests acquired			100.00%